Derivatives, Hedged Items in Fair Value Hedging Relationships (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fair Value Hedging Basis Adjustment [Abstract]
Hedged Asset, Statement of Financial Position [Extensible Enumeration]	Available-for-sale, at fair value	Available-for-sale, at fair value
Fair value hedging [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Cumulative basis adjustment associated with hedged items layers	$ (46)
Fair value hedging [Member] | Available-for-sale debt securities [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Cumulative basis adjustment associated with hedged items layers	(46)
Amount that represents the hedged items layers	25,800
Amortized cost basis of the closed portfolios	28,200
Hedged items currently designated [Member] | Fair value hedging [Member] | Available-for-sale debt securities [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of assets	55,898	$ 39,423
Hedge accounting basis adjustment, assets	(2,384)	(3,859)
Hedged items currently designated [Member] | Fair value hedging [Member] | Other assets [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of assets	2,262	1,663
Hedge accounting basis adjustment, assets	67	38
Hedged items currently designated [Member] | Fair value hedging [Member] | Deposits [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of liabilities	(89,641)	(41,687)
Hedge accounting basis adjustment, liabilities	(101)	205
Hedged items currently designated [Member] | Fair value hedging [Member] | Long-term debt [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of liabilities	(146,940)	(130,997)
Hedge accounting basis adjustment, liabilities	10,990	13,862
Not designated as hedging instrument [Member] | Fair value hedging [Member] | Available-for-sale debt securities [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of assets	13,418	16,100
Hedge accounting basis adjustment, assets	504	722
Not designated as hedging instrument [Member] | Fair value hedging [Member] | Other assets [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of assets	0	0
Hedge accounting basis adjustment, assets	0	0
Not designated as hedging instrument [Member] | Fair value hedging [Member] | Deposits [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of liabilities	0	(10)
Hedge accounting basis adjustment, liabilities	0	0
Not designated as hedging instrument [Member] | Fair value hedging [Member] | Long-term debt [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of liabilities	0	(5)
Hedge accounting basis adjustment, liabilities	0	0
Foreign exchange contracts [Member] | Hedged items currently designated [Member] | Fair value hedging [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of assets	404	739
Re-designated as hedging instrument [Member] | Fair value hedging [Member] | Available-for-sale debt securities [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Hedge accounting basis adjustment, assets	32	39
Re-designated as hedging instrument [Member] | Fair value hedging [Member] | Long-term debt [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Hedge accounting basis adjustment, liabilities	$ 731	$ 334